Average Annual Total Returns		12 Months Ended	60 Months Ended	110 Months Ended
	Apr. 21, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]
GreenFi Redwood Fund
Prospectus [Line Items]
Average Annual Return, Percent		8.16%	9.33%	11.51%
Performance Inception Date	Nov. 16, 2015
GreenFi Redwood Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.30%	8.09%	9.66%
GreenFi Redwood Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.08%	7.09%	8.66%
GreenFi Redwood Fund Maximum Fee
Prospectus [Line Items]
Average Annual Return, Percent		6.52%	7.62%	10.02%
Performance Inception Date	Nov. 16, 2015
GreenFi Redwood Fund Maximum Fee | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.66%	6.37%	8.16%
GreenFi Redwood Fund Maximum Fee | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.44%	5.37%	7.16%
S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.51%	14.24%

[1]	The Fund commenced operations on November 16, 2015.